Cover	Oct. 05, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 05, 2020
Entity Registrant Name	NORTHERN OIL AND GAS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-33999
Entity Tax Identification Number	95-3848122
Entity Address, Address Line One	601 Carlson Parkway, Suite 990
Entity Address, City or Town	Minnetonka
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55305
City Area Code	952
Local Phone Number	476-9800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001
Trading Symbol	NOG
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false
Entity Central Index Key	0001104485
Amendment Flag	false